Financial Instruments	12 Months Ended
Mar. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
28.	Financial instruments

(a) Market risk

Market risk is defined as the risk that the fair value or future cash flows of a financial instrument held by the Company will fluctuate because of changes in market prices. Market risk includes the risk of changes in interest rates, currency exchange rates and changes in market prices due to other factors including changes in equity prices.

(i)	Currency risk

As at March 31, 2018, less than 2% of the Company’s financial assets (as at March 31, 2017 – 1%) and less than 3% of the Company’s financial liabilities (as at March 31, 2017 – 1%) for which cash flows are denominated in a foreign currency. The Company has very limited currency risk. No other financial assets and liabilities are denominated in a foreign currency.

28.	Financial instruments (CONTINUED)
(ii)	Interest rate risk

The Company may invest surplus cash in highly liquid investments with short terms to maturity that would accumulate interest at prevailing rates for such investments. Currently the Company’s short-term investments and restricted investments consist of $65,395 in guaranteed investment certificates which have fixed rates of interest.

Interest rate risk on the long-term debt and capital lease obligations is limited due to the fact that they are both fixed rate of interest instruments.

The Company is exposed to the risk that changes in interest rate will impact the fair value of financial instruments whose cash flows are fixed in nature.

(i)	Other market risk

The Company holds financial assets in the form of shares, warrants and options that are measured at FVTPL and FVOCI. The Company is exposed to equity price risk on these financial assets.

(b) Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s trade accounts receivable. The Company is exposed to credit-related losses in the event of non-performance by the counterparties.

The Company provides credit to its customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk, but has limited risk due to the fact that the majority of sales are transacted with credit cards. Trade accounts receivable are reported net of an allowance for doubtful accounts of $78.

The carrying amount of cash and cash equivalents, short-term restricted investments and amounts receivable represents the maximum exposure to credit risk and at March 31, 2018, this amounted to $344,659 (2017 - $108,165). Since the inception of the Company, no losses have been suffered in relation to cash held by the bank.

As at March 31, 2018, the Company’s aging of receivables was approximately as follows:

	March 31, 2018	March 31, 2017

0-60 days	$5,683	$2,137
61-120 days	258	909

Total	$5,941	$3,046

The Company’s accounts receivable are primarily driven by sales to government agencies and credit card processors and timing of bill payments. At March 31, 2018, the receivables from government agencies and credit card processor and bill payment receivables accounted for 19% and 42%, respectively, of trade accounts receivable (2017 - 55% and 30%, respectively).

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by reviewing on an ongoing basis its capital requirements. During the year ended March 31, 2018, the Company completed several equity financings for gross cash proceeds of $470,670.

28.	Financial instruments (CONTINUED)

In addition to the commitments disclosed in Note 17, the Company is obligated to the following contractual maturities of undiscounted cash flows:

As at March 31, 2018	Carrying amount	Contractual cash flows	Year 1	Years 2 - 3	Years 4 and after - 5

Accounts payable and accrued liabilities	$89,571	$89,571	$89,571	$-	$-
Long-term debt	8,422	9,522	1,899	5,082	2,541

Total	$97,993	$99,093	$91,470	$5,082	$2,541

(d) Fair value of financial assets and liabilities that are measured at fair value on a recurring basis

The following table summarizes the valuation techniques and key inputs used in the fair value measurement of level 2 financial instruments:

Financial asset/financial liability	Valuation techniques and key inputs	Key inputs
AusCann shares	Put option pricing model	Quoted prices in active market
AusCann options	Black-Scholes option pricing model	Quoted prices in active market
TerrAscend warrants	Black-Scholes option pricing model	Quoted prices in active market

The following table summarizes the valuation techniques and significant unobservable inputs in the fair value measurement of level 3 financial instruments

Financial asset/financial liability	Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
JWC warrants	Black-Scholes option pricing model	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
JWC shares	Market approach	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
HydRx shares	Market approach	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
HydRx warrants	Black-Scholes option pricing model	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
Agripharm warrant	Black-Scholes option pricing model	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
BC Tweed and Vert Mirabel put liability	Discounted cash flow	Discount rate	Increase or decrease in discount rate will result in a decrease or increase in fair value
		Future wholesale price and production levels	Increase in future wholesale price and production levels will result in an increase in fair value
BC Tweed call option liability	Market approach	Appraised value of property	Increase or decrease in value will result in a increase or decrease in fair value
28.	Financial instruments (CONTINUED)

During the year, there were no transfers of amounts between levels.

(e) Fair value of financial assets and liabilities that are not measured at fair value but fair value disclosures are required

The carrying values of cash, short-term investments, and restricted investments and accounts payable and accrued liabilities approximate their fair values due to their short-term to maturity. The fair value of the JWC repayable debenture, Agripharm royalty interest, Radicle repayable debenture, and mortgage payables approximate their fair value.